Accounts Payable and Other Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities
Accounts Payable and Other Accrued Liabilities
Accounts payable and other accrued liabilities consist of the following:

	December 31,
	2017	2016
	(In millions)
Accrued benefits	$254	$245
Salaries and incentives	277	267
Accrued rent	22	19
Trade accounts payable	39	42
Accrued recording fees and transfer taxes	17	16
Accrued premium taxes	20	26
Deferred revenue	107	103
Other accrued liabilities	219	215
	$955	$933